Credit Risk - Summary of ECL Reconciliation For Other Business Segments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 807
Net remeasurement of ECL on stage transfer	0
Assets derecognised - written off	0
Ending balance	863	£ 807
Recoveries net of collection costs	(40)	(42)	£ (54)
Income statement charge/(release) for the year	220	153	203
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	143
Ending balance	147	143
Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307
Ending balance	348	307
Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357
Ending balance	368	357
Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	310,948	300,286
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	43,257	58,381
Other	4,661	11,116
Assets derecognised - Redemptions and repayments	42,181	58,179
Assets derecognised - written off	363	656
Ending balance	316,322	310,948	300,286
Net movement in the year	5,374	10,662
Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	807	1,151
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	160	99
Change in economic scenarios	(19)	(16)
Changes to model	13	(7)
New lending and assets purchased	70	89
Other	183	165
Assets derecognised - Redemptions and repayments	102	140
Assets derecognised - written off	249	534
Ending balance	863	807	1,151
Net movement in the year	56	(344)
Charge/(release) to the Income Statement	305	190
Less: ECL relating to derecognised income	(14)
Recoveries net of collection costs	(71)	(36)
Income statement charge/(release) for the year	220	154
Corporate and commercial banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	37	23	13
Corporate and commercial banking [member] | Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	22,835	23,671
New lending and assets purchased	5,481	9,399
Other	1,405	1,628
Assets derecognised - Redemptions and repayments	(7,785)	(11,758)
Assets derecognised - written off	(81)	(105)
Ending balance	21,855	22,835	23,671
Net movement in the year	(980)	(836)
Corporate and commercial banking [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	182	249
Net remeasurement of ECL on stage transfer	45	21
Change in economic scenarios	16	2
New lending and assets purchased	11	18
Other	22	24
Assets derecognised - Redemptions and repayments	(25)	(35)
Assets derecognised - written off	(41)	(97)
Ending balance	210	182	249
Net movement in the year		(67)
Charge/(release) to the Income Statement	69	30
Less: ECL relating to derecognised income	(4)
Recoveries net of collection costs	(28)	(7)
Income statement charge/(release) for the year	37	23
Corporate and investment banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	22	14	174
Corporate and investment banking [member] | Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17,618	20,984
New lending and assets purchased	54	14,932
Other	541	(1,690)
Assets derecognised - Redemptions and repayments	(4,757)	(16,309)
Assets derecognised - written off		(299)
Ending balance	13,456	17,618	20,984
Net movement in the year	(4,162)	(3,366)
Corporate and investment banking [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18	258
Net remeasurement of ECL on stage transfer	37
Changes to model		(10)
New lending and assets purchased		7
Other	(2)	76
Assets derecognised - Redemptions and repayments	(3)	(61)
Assets derecognised - written off		(252)
Ending balance	50	18	258
Net movement in the year		(240)
Charge/(release) to the Income Statement	32	12
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(10)	2
Income statement charge/(release) for the year	22	14
Corporate centre [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	1	(8)	(20)
Corporate centre [member] | Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	74,690	63,506
New lending and assets purchased		0
Other	(154)	11,187
Assets derecognised - Redemptions and repayments		0
Assets derecognised - written off	(4)	(3)
Ending balance	74,532	74,690	63,506
Net movement in the year	(158)	11,184
Corporate centre [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13	19
Net remeasurement of ECL on stage transfer	2	(1)
Change in economic scenarios	1	1
New lending and assets purchased		0
Other	(2)	(3)
Assets derecognised - Redemptions and repayments		0
Assets derecognised - written off	(2)	(3)
Ending balance	12	13	19
Net movement in the year		(6)
Charge/(release) to the Income Statement	1	(3)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs		(4)
Income statement charge/(release) for the year	1	(7)
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	296,363	285,133
Transfers from Stage 1 to Stage 2	(4,101)	(4,190)
Transfers from Stage 2 to Stage 1	3,458	3,325
Transfers to Stage 3	(361)	(445)
Transfers from Stage 3	10	17
Transfers of financial instruments	(994)	(1,293)
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	42,415	57,280
Other	4,195	11,021
Assets derecognised - Redemptions and repayments	40,379	55,778
Assets derecognised - written off	1
Ending balance	301,599	296,363	285,133
Net movement in the year	5,236	11,230
Financial instruments not credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,013	12,110
Transfers from Stage 1 to Stage 2	4,101	4,190
Transfers from Stage 2 to Stage 1	(3,458)	(3,325)
Transfers to Stage 3	(595)	(603)
Transfers from Stage 3	516	443
Transfers of financial instruments	564	705
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	827	1,084
Other	295	(173)
Assets derecognised - Redemptions and repayments	1,344	1,713
Assets derecognised - written off	1
Ending balance	12,354	12,013	12,110
Net movement in the year	341	(97)
Financial instruments not credit-impaired [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	143	176
Transfers from Stage 1 to Stage 2	(11)	(11)
Transfers from Stage 2 to Stage 1	74	68
Transfers to Stage 3	(2)	(8)
Transfers from Stage 3	1	6
Transfers of financial instruments	62	55
Net remeasurement of ECL on stage transfer	(66)	(63)
Change in economic scenarios	5	4
Changes to model	0	(1)
New lending and assets purchased	29	43
Other	6	(27)
Assets derecognised - Redemptions and repayments	32	44
Ending balance	147	143	176
Net movement in the year	4	(33)
Charge/(release) to the Income Statement	4	(33)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(10)
Income statement charge/(release) for the year	(6)	(33)
Financial instruments not credit-impaired [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307	284
Transfers from Stage 1 to Stage 2	11	11
Transfers from Stage 2 to Stage 1	(74)	(68)
Transfers to Stage 3	(24)	(23)
Transfers from Stage 3	23	27
Transfers of financial instruments	(64)	(53)
Net remeasurement of ECL on stage transfer	130	83
Change in economic scenarios	(15)	(12)
Changes to model	0	2
New lending and assets purchased	32	34
Other	(14)	(16)
Assets derecognised - Redemptions and repayments	28	15
Assets derecognised - written off	0
Ending balance	348	307	284
Net movement in the year	41	23
Charge/(release) to the Income Statement	41	23
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(15)
Income statement charge/(release) for the year	26	23
Financial instruments not credit-impaired [member] | Corporate and commercial banking [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	21,333	22,417
Transfers from Stage 1 to Stage 2	(747)	(670)
Transfers from Stage 2 to Stage 1	(33)	200
Transfers to Stage 3	120	(41)
Transfers from Stage 3		2
Transfers of financial instruments	(660)	(509)
New lending and assets purchased	5,129	9,115
Other	1,293	1,642
Assets derecognised - Redemptions and repayments	(7,778)	(11,332)
Ending balance	19,317	21,333	22,417
Net movement in the year	(2,016)	(1,084)
Financial instruments not credit-impaired [member] | Corporate and commercial banking [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,226	866
Transfers from Stage 1 to Stage 2	747	670
Transfers from Stage 2 to Stage 1	(92)	(200)
Transfers to Stage 3	(120)	(31)
Transfers from Stage 3	6	2
Transfers of financial instruments	541	441
New lending and assets purchased	350	281
Other	63	(37)
Assets derecognised - Redemptions and repayments	(4)	(325)
Ending balance	2,176	1,226	866
Net movement in the year	950	360
Financial instruments not credit-impaired [member] | Corporate and commercial banking [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	37	43
Transfers from Stage 1 to Stage 2	(3)	(3)
Transfers from Stage 2 to Stage 1		8
Transfers to Stage 3	5
Transfers from Stage 3		1
Transfers of financial instruments	2	6
Net remeasurement of ECL on stage transfer	(4)	(7)
Change in economic scenarios	7	5
New lending and assets purchased	4	12
Other	4	(5)
Assets derecognised - Redemptions and repayments	(9)	(17)
Ending balance	41	37	43
Net movement in the year		(6)
Charge/(release) to the Income Statement	4	(6)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(8)
Income statement charge/(release) for the year	(4)	(6)
Financial instruments not credit-impaired [member] | Corporate and commercial banking [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	32	33
Transfers from Stage 1 to Stage 2	3	3
Transfers from Stage 2 to Stage 1	(3)	(8)
Transfers to Stage 3	(5)	(1)
Transfers from Stage 3		1
Transfers of financial instruments	(5)	(5)
Net remeasurement of ECL on stage transfer	17	10
Change in economic scenarios	9	(3)
New lending and assets purchased	6	5
Other	(11)	(4)
Assets derecognised - Redemptions and repayments	(7)	(4)
Ending balance	41	32	33
Net movement in the year		(1)
Charge/(release) to the Income Statement	9	(1)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(8)
Income statement charge/(release) for the year	1	(1)
Financial instruments not credit-impaired [member] | Corporate and investment banking [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17,458	20,503
Transfers from Stage 1 to Stage 2	(208)	(2)
Transfers to Stage 3	41
Transfers of financial instruments	(167)
New lending and assets purchased	54	14,799
Other	376	(1,876)
Assets derecognised - Redemptions and repayments	(4,676)	(15,966)
Ending balance	13,045	17,458	20,503
Net movement in the year	(4,413)	(3,045)
Financial instruments not credit-impaired [member] | Corporate and investment banking [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	134	109
Transfers from Stage 1 to Stage 2	208	2
Transfers to Stage 3	(41)
Transfers of financial instruments	167
New lending and assets purchased		133
Other	171	83
Assets derecognised - Redemptions and repayments	(76)	(193)
Ending balance	396	134	109
Net movement in the year	262	25
Financial instruments not credit-impaired [member] | Corporate and investment banking [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5	16
Transfers of financial instruments	0
New lending and assets purchased		4
Other		(1)
Assets derecognised - Redemptions and repayments		(14)
Ending balance	5	5	16
Net movement in the year		(11)
Charge/(release) to the Income Statement		(11)
Less: ECL relating to derecognised income	0
Income statement charge/(release) for the year		(11)
Financial instruments not credit-impaired [member] | Corporate and investment banking [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3
Net remeasurement of ECL on stage transfer	37
New lending and assets purchased		3
Other	(1)	1
Assets derecognised - Redemptions and repayments	(3)	(1)
Ending balance	36	3
Net movement in the year		3
Charge/(release) to the Income Statement	33	3
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(8)
Income statement charge/(release) for the year	25	3
Financial instruments not credit-impaired [member] | Corporate centre [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	74,541	63,236
Transfers from Stage 1 to Stage 2	(15)	(111)
Transfers from Stage 2 to Stage 1	(3)	133
Transfers to Stage 3	7
Transfers of financial instruments	(11)	22
New lending and assets purchased		0
Other	(145)	11,283
Assets derecognised - Redemptions and repayments		0
Ending balance	74,385	74,541	63,236
Net movement in the year	(156)	11,305
Financial instruments not credit-impaired [member] | Corporate centre [member] | Subject to Lifetime ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	74,541
Ending balance		74,541
Financial instruments not credit-impaired [member] | Corporate centre [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	133	250
Transfers from Stage 1 to Stage 2	15	111
Transfers from Stage 2 to Stage 1	(4)	(133)
Transfers to Stage 3	(7)	(4)
Transfers from Stage 3		3
Transfers of financial instruments	4	(23)
New lending and assets purchased		0
Other	(8)	(94)
Assets derecognised - Redemptions and repayments		0
Ending balance	129	133	250
Net movement in the year	(4)	(117)
Financial instruments not credit-impaired [member] | Corporate centre [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5	7
Transfers from Stage 1 to Stage 2		(1)
Transfers from Stage 2 to Stage 1		3
Transfers of financial instruments		2
Net remeasurement of ECL on stage transfer		(2)
Change in economic scenarios	1	1
Other	(3)	(3)
Ending balance	3	5	7
Net movement in the year		(2)
Charge/(release) to the Income Statement	(2)	(2)
Less: ECL relating to derecognised income	0
Income statement charge/(release) for the year	(2)	(2)
Financial instruments not credit-impaired [member] | Corporate centre [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3	4
Transfers from Stage 1 to Stage 2		1
Transfers from Stage 2 to Stage 1		(3)
Transfers from Stage 3		1
Transfers of financial instruments		(1)
Assets derecognised - Redemptions and repayments		0
Ending balance	3	3	4
Net movement in the year		(1)
Charge/(release) to the Income Statement		(1)
Less: ECL relating to derecognised income	0
Income statement charge/(release) for the year		(1)
Financial instruments credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,572	3,043
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	956	1,048
Transfers from Stage 3	(526)	(460)
Transfers of financial instruments	430	588
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	15	17
Other	171	268
Assets derecognised - Redemptions and repayments	458	688
Assets derecognised - written off	361	656
Ending balance	2,369	2,572	3,043
Net movement in the year	(203)	(471)
Financial instruments credit-impaired [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357	691
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	26	31
Transfers from Stage 3	(24)	(33)
Transfers of financial instruments	2	(2)
Net remeasurement of ECL on stage transfer	96	79
Change in economic scenarios	(9)	(8)
Changes to model	13	(8)
New lending and assets purchased	9	12
Other	191	208
Assets derecognised - Redemptions and repayments	42	81
Assets derecognised - written off	249	534
Ending balance	368	357	691
Net movement in the year	11	(334)
Charge/(release) to the Income Statement	260	200
Less: ECL relating to derecognised income	(14)
Recoveries net of collection costs	(46)	(36)
Income statement charge/(release) for the year	200	164
Financial instruments credit-impaired [member] | Corporate and commercial banking [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	276	388
Transfers from Stage 2 to Stage 1	125
Transfers to Stage 3		72
Transfers from Stage 3	(6)	(4)
Transfers of financial instruments	119	68
New lending and assets purchased	2	3
Other	49	23
Assets derecognised - Redemptions and repayments	(3)	(101)
Assets derecognised - written off	(81)	(105)
Ending balance	362	276	388
Net movement in the year	86	(112)
Financial instruments credit-impaired [member] | Corporate and commercial banking [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	113	173
Transfers from Stage 2 to Stage 1	3
Transfers to Stage 3		1
Transfers from Stage 3		(2)
Transfers of financial instruments	3	(1)
Net remeasurement of ECL on stage transfer	32	18
New lending and assets purchased	1	1
Other	29	33
Assets derecognised - Redemptions and repayments	(9)	(14)
Assets derecognised - written off	(41)	(97)
Ending balance	128	113	173
Net movement in the year		(60)
Charge/(release) to the Income Statement	56	37
Less: ECL relating to derecognised income	(4)
Recoveries net of collection costs	(12)	(7)
Income statement charge/(release) for the year	40	30
Financial instruments credit-impaired [member] | Corporate and investment banking [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	26	372
Other	(6)	103
Assets derecognised - Redemptions and repayments	(5)	(151)
Assets derecognised - written off		(299)
Ending balance	15	26	372
Net movement in the year	(11)	(346)
Financial instruments credit-impaired [member] | Corporate and investment banking [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10	242
Changes to model		(10)
Other	(1)	76
Assets derecognised - Redemptions and repayments		(47)
Assets derecognised - written off		(252)
Ending balance	9	10	242
Net movement in the year		(232)
Charge/(release) to the Income Statement	(1)	20
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(2)	2
Income statement charge/(release) for the year	(3)	22
Financial instruments credit-impaired [member] | Corporate centre [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	16	20
Transfers from Stage 2 to Stage 1	7
Transfers to Stage 3		4
Transfers from Stage 3		(3)
Transfers of financial instruments	7	1
New lending and assets purchased		0
Other	(1)	(2)
Assets derecognised - Redemptions and repayments		0
Assets derecognised - written off	(4)	(3)
Ending balance	18	16	20
Net movement in the year	2	(4)
Financial instruments credit-impaired [member] | Corporate centre [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5	8
Transfers from Stage 3		(1)
Transfers of financial instruments		(1)
Net remeasurement of ECL on stage transfer	2	1
New lending and assets purchased		0
Other	1	0
Assets derecognised - Redemptions and repayments		0
Assets derecognised - written off	(2)	(3)
Ending balance	6	5	£ 8
Net movement in the year		(3)
Charge/(release) to the Income Statement	3
Less: ECL relating to derecognised income	0
Recoveries net of collection costs		(4)
Income statement charge/(release) for the year	£ 3	£ (4)